Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2023	Jun. 30, 2022
Allowance for doubtful accounts	$ 591,600		$ 591,600		$ 61,750	$ 0	$ 148,600
Reserves for accounts receivable	554,260		554,260
Bad debt expense					24,500	4,750
Raw materials	595,488		595,488		$ 465,535	$ 0
Finished goods inventory	729,052		729,052		966,021	4,804,299
Inventory reserves					$ 605,470	154,400
Lease term					5 years
Impairment goodwill			3,594,745		$ 3,594,745	2,889,158
Deferred revenue	23,914		23,914		235,255	0	0	$ 0
Impairment of Long-lived Assets					336,434	857,143
Loss on the sale of assets					569,195
Impairment of intangible assets					4,274,680
Intangible assets available for sale						716,944
Advertising costs	491,510	$ 366,943	1,331,133	$ 1,463,550	3,353,361	4,271,469
Valuation allowance	7,791,500		7,791,500		6,100,000
Common Stock to Additional Paid-in-Capital	$ 19,860		$ 19,860		$ 19,860
Additional issuance shares	38		38		38
Additional issuance shares of common stock	202,183		202,183		202,183
Accounts receivable net	$ 180,897		$ 180,897		$ 606,885	$ 1,125,394	$ 2,046,700	$ 760,729
Wrote off accounts receivable balances			219,600
Bad debt expenses	$ 773,915	$ 0	$ 783,915	$ 6,000
Lease term			5 years
LuckyTail [Member]
Impairment of intangible assets					974,680
Cygnet Online, LLC [Member]
Impairment goodwill					3,594,745
Impairment of intangible assets					3,300,000
Accounts receivable net					$ 860,882
Minimum [Member]
Estimated useful lives			3 years
Estimated useful lives					3 years
Maximum [Member]
Estimated useful lives			20 years
Estimated useful lives					20 years